Net Loss Per Share	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Notes to Financial Statements
NOTE 7 - Net Loss Per Share

During the three months ended November 30, 2018 and 2017, the Company recorded a net loss. Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The Company has not included the effects of warrants, stock options and convertible debt on net loss per share because to do so would be antidilutive.

Following is the computation of basic and diluted net loss per share for the three months ended November 30, 2018 and 2017:

	Three Months Ended November 30,
	2018	2017
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(1,686,916)	$(2,699,153)
Denominator:
Weighted average number of common shares outstanding	52,887,931	35,373,077
Basic and diluted EPS	$(0.03)	$(0.08)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	1,271,334	2,207,501
Warrants	19,483,517	3,381,100
Convertible debt	-	2,928,826
Warrants issuable upon conversion of debt (See "NOTE 3 - Debt" above)	-	2,928,826
Total shares not included in the computation of diluted losses per share	20,754,851	11,446,253

During the years ended August 31, 2018, 2017 and 2016, the Company recorded a net loss. Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The Company has not included the effects of warrants, stock options and convertible debt on net loss per share because to do so would be antidilutive.

Following is the computation of basic and diluted net loss per share for the years ended August 31, 2018, 2017 and 2016:

	Years Ended August 31,
	2018	2017	2016
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(6,854,547)	$(5,353,425)	$(4,637,313)
Denominator:
Weighted average number of common shares outstanding	36,020,453	31,299,979	27,295,540
Basic and diluted EPS	$(0.19)	$(0.17)	$(0.17)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	1,291,334	2,125,001	720,001
Warrants	2,816,850	4,115,000	11,586,631
Convertible debt	3,165,800	2,870,739	2,678,280
Warrants issuable upon conversion of debt (See "NOTE 3 - Debt" above)	3,165,800	2,870,739	2,678,280
Total shares not included in the computation of diluted losses per share	10,439,784	11,981,479	17,663,192